Financial Assets at FVPL - Summary of Details Financial Assets at FVPL (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	₱ 3,369	₱ 4,763
Rocket Internet S E [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	2,381	3,128
IFlix Limited [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	599	844
Club Shares and others [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	328	294
Phunware, Inc. [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	61	497
Matrixx Software, Inc. [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	₱ 0	₱ 0